American Century Asset Allocation Portfolios, Inc.

Summary Prospectuses and Prospectus Supplement

One ChoiceSM In Retirement Portfolio ■ One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio ■ One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio ■ One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio ■ One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio ■ One ChoiceSM 2055 Portfolio

Summary Prospectuses and Prospectus dated December 1, 2012 (as revised May 31, 2013) Supplement dated October 11, 2013

One ChoiceSM In Retirement Portfolio R6■ One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6■ One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6■ One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6■ One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6■ One ChoiceSM 2055 Portfolio R6

Summary Prospectuses and Prospectus dated July 31, 2013 Supplement dated October 11, 2013

The name of the underlying fund NT Vista is changed to NT Heritage.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

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